Allianz Life Insurance Company of North America

STEWART GREGG
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

December 21, 2011

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:        Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Pre-Effective Amendment No. 2 to Registration Statement on Form N-4/A
Allianz Retirement Pro NY (File Nos. 333-167334 and 811-05716)

Dear Ms. Samuel:

We received written comments from you on August 3, 2010 with respect to Registrant's Initial Registration Statement Nos. 333-167334 and 811-05716 for Retirement Pro NY. We received oral comments from you on September 14, 2011 and December 20, 2011 with respect to Registrant’s above-referenced Pre-Effective Amendment No. 1 to Registration Statement on Form N-4/A for Retirement Pro NY.

We received oral comments from you on August 4, 5 and 17, 2010 with respect to Allianz Life Insurance Company of North America Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 (the national version of Retirement Pro) and have addressed those comments in this letter and Registration Statement as noted.

We also incorporated a written comment received on February 16, 2011 to Registrant’s Initial Registration Statement Nos. 333-171428 and 811-05716 that would also apply to this Registration Statement, and the response.

We received written comments from Ms. Rebecca Marquiqny on August 30, 2011 with respect to Registrant's Initial Registration Statement Nos. 333-175061 and 811-05716 (Connections New York) and have addressed those comments as noted.

We received oral comments received from you December 2 and 20, 2011 with respect to Registrant's Post-effective Amendment No. 2 to the Registration Statement Nos. 333-171428 and 811-05716 filed on October 18, 2011 (Vision New York) and have addressed those comments as noted.

Attached to this letter are redlined pages of the prospectus we revised to respond to all of these comments.

**********

AZL Retirement Pro NY Pre-Eff. No. 2 page

Comment dated February 16, 2011:

Please make sure to define each defined term the first time it is used in the text of the prospectus, even if it is also defined in the glossary.

Response dated February 16, 2011:

Acknowledged.

**********

Written comments on CONNECTIONS NEW YORK received August 30, 2011

[NOTE: We did not include comments that would not apply to this Registration Statement]

1.     Cover Page

a.
Feature Summaries. In the cover page summary of the Income Protector and Investment Protector features, please indicate that (i) these options impose limitations on a contract owner's underlying investment options; and (ii) certain transactions can decrease or eliminate each feature's benefit value. [NOTE: The Income Advantage Account on the Retirement Pro NY product provides a benefit similar to Income Protector on the Connections New York variable annuity.]

b.
Portfolio Company Names. The list of underlying funds identifies the options available under the Income Protector option but does not do the same for the Investment Protector option. Please provide an equivalent identifier for investment options permitted under Investment Protector.

Response:

a.	Revised as requested.

b.	Revised as requested.

2.	Glossary

a.	Issue Date. Please clarify how Registrant determines the Issue Date shown on the Contract.

b.
Maximum Anniversary Value. The term Maximum Anniversary Value is used frequently throughout the prospectus, but the reader does not know what it is based on until page 52. In the glossary definition, please identify the variables affecting its value or cross-reference the text that explains how it is calculated.

c.	Qualified Contract and Non-Qualified Contract. For clarity, please insert "for special tax treatment" (or similar language) between the words "qualified" and "under" in both definitions.

d.
Quarterly Anniversary Value. Please identify the variables affecting this value. If correct, state that the Quarterly Anniversary Value is a quarterly measurement of Contract Value that reflects (i) the effect of contract owner purchase payment and withdrawal behavior during the period; or (ii) market experience when sufficiently positive.

e.
Service Center. Please reconcile the glossary and the procedural information related to submitting applications. Page 12 states that an application will not be considered complete until the required purchase payment has been received. Page 13 states that Purchase Payments are only considered "received" when they arrive at the Service Center. Both the glossary and the narrative state that the application should be sent somewhere other than the Service Center. Clearly state where a contract owner should submit the purchase payment required under the contract application. Please consider defining Service Center in terms of the services it provides and when its contact information applies.

Response:

a.	We added the following sentence to the definition of Issue Date:

We must receive your initial Purchase Payment and all necessary information before we issue the Contract.

b.	Revised as requested.

c.	Revised as requested.

d.	Revised as requested.

e.	We revised the definition of Service Center as follows:

Service Center – the area of our Company that issues Contracts and provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications and/or Purchase Payments may be different and is also listed at the back of this prospectus.

AZL Retirement Pro NY Pre-Eff. No. 2 page

We also revised the language on Page 13 as follows:

If you submit a Purchase Payment and/or application to your Financial Professional, we do not begin processing the payment and/or application until we receive it. A Purchase Payment and/or application is “received” when it arrives at our Service Center regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus (1350 Energy Lane, Suite 200), which may delay processing.

3.	Fee Tables: General Presentation

Please consider reducing the footnote text so the footnotes are less visually prominent than the tables. Several footnotes could be shortened significantly by deleting information that is already covered in the cross-referenced narratives.

Response:

Revised as requested.

4.	Transaction Table

a.
Preamble. In the preamble to the fee tables, please disclose that the tables also show the fees contract owners pay when transferring cash value between investment options as required by Item 3(a). See also, Instruction 1 to Item 3(a).

c.	Transfer Fee. Does the "after twelve" reference apply to any particular time period (e.g., per year; per quarter etc.)? Please clarify as appropriate.

d.	Premium Tax. If New York does not impose a tax, what is the basis for the 3.5% figure? If the tax is based on the contract owner's state of residence, please revise the footnote to clarify this.

Response:

a.	Revised as requested.

c.	Revised as requested.

d.
We revised the footnote to indicate we do not currently deduct this charge. We revised the text in section 8, Expenses – Premium Tax to indicate this tax is based on the contract owner's state of residence at the time a Purchase Payment is made.

5.	Periodic Fee Table: Organization.

a.
Generally. The presentation of the M&E and rider charges under the Contract is confusing. The table should be reorganized so a reader can identify the maximum charge for each feature/line-item easily. Base your changes on the guidance provided in General Instructions 2, 3 and 5 to Item 3(a) and the more specific comments below. [NOTE: The Base Account fee is similar to the M&E charge on the Connections New York variable annuity, and the Income Advantage Account fee is similar to the rider charge.]

d.
Rider Charge. Please delete the "Current" Rider Charge column or present the information per the guidance in General Instruction 5. That instruction permits "the disclosure of the current charge .. . [provided it] does not obscure or impede the understanding of the disclosure of the maximum charge." Given the already complex presentation, the Current charge column is more confusing than helpful. Please revise accordingly. Likewise, the information in Footnote 10 is not required in the table and would be adequately covered with a simple cross-reference to the text section about raising and lowering the current charge. Finally, each line item should indicate the value that corresponds to the percentage in the table (e.g., percentage of Variable Account Value? Benefit Base? Target Value?). Please move that information from the footnotes to the table itself. [NOTE: The Income Advantage Account fee is similar to the rider charge on the Connections New York variable annuity.]

Response:

a.	Revised as requested.

d.	Revised as requested.

6.	Portfolio Fee Table

Please confirm that the service fee and all acquired fund fees and expenses are reflected in the minimum and maximum figures in the table.

Response:

Confirmed.

AZL Retirement Pro NY Pre-Eff. No. 2 page

7.	Expense Examples

a.
Preamble ¶2. Please simplify the sentence beginning "Please note ... " in the middle of this paragraph. It is only necessary to state that the example reflects a $30 Contract Maintenance fee that may be waived under certain conditions.

Response:

a.	Revised as requested.

8.	Condensed Financial Information

Please indicate that the condensed financial information will be provided when available.

Response:

Revised as requested.

9.	The Variable Annuity Contract

In the last paragraph, please change the word "may" to "will" in the 3rd sentence or explain why this would not be appropriate. The sentence begins, "[i]f you select variable Annuity Payments .... "

Response:

Revised as requested.

10.	When the Contract Ends

In the parenthetical for the first bullet point, please change "and" to "and/or" so the example after the bullet points is an accurate illustration of the information above.

Response:

Revised as requested.

11.	Annuitant: Designating different persons as Owner(s) and Annuitant(s)...

The examples in this paragraph are difficult to follow in narrative form. Please consider providing a chart that compares these scenarios so the impact of these choices is easier to understand.

Response:

Revised as requested.

13.	Purchase Requirements

b.
Reasons a Purchase Payment May Be Rejected. Is Registrant reserving the right to reject a Purchase Payment that would cause a contract to lose a particular tax status? If so, please indicate this so the rationale for reserving this right makes sense in context.

c.
Purchase Payment Procedures. Please revise the procedural descriptions at the bottom of page 12 and top of page 13. The current language is confusing because it does not appear to be consistent with the back cover page. The narrative says that: (i) an application will not be processed until both the forms and the initial payment are received; (ii) a Purchase Payment is "received" when it arrives at the Service Center; and (iii) applications and Purchase Payments that arrive at the "home office address" are forwarded to "the address listed on your application" to be processed. There are 5 addresses on the back cover page, and none of them are identified as the "home office" address. Nothing indicates whether the addresses on the back cover page are the same as the "addresses listed on your application." The back cover page provides different addresses for applications with checks and applications without checks, and the address listed for the "Service Center" differs from the addresses listed for submission of purchases payments.

There are so many instructions and addresses that a reader cannot figure out where to send a purchase payment or a complete application (forms and initial payment) for fastest processing. Accordingly, please rewrite this section and the back cover page so that a reader knows how to submit an application and payment for fastest processing and can distinguish between the Service Office, home office and the application specific mailing addresses on the back cover. Finally, make certain that all procedural information in the prospectus is clear, consistent, and does not rely on information contained in other documents (e.g., "addresses listed on your application").

Response:

b.	Registrant is reserving the right to reject a Purchase Payment for legal reasons other than tax status, such as fraud or money laundering concerns.

c.	Revised as requested.

AZL Retirement Pro NY Pre-Eff. No. 2 page

14.	Allocation of Purchase Payment

Please explain how a contract owner will be informed that Registrant has exercised its right to decrease the maximum number of investment options a contract owner may select. Also, clarify the consequences of changing future allocation instructions on the website if a contract owner also has an automatic investment program and fails to change those allocation instructions through the Service Office.

Response:

We will supplement the prospectus and mail a letter to Owners if we decrease the maximum number of Investment Options an Owner may select. We revised the sentence regarding future allocation instructions on the website as follows.

Future allocation instructions that you submit on our website do not change your allocation instructions for the automatic investment plan, dollar cost averaging program or flexible rebalancing program. To change your allocation instructions for this plan or one of these programs, you must send us your future allocation instructions by phone, fax or mail.

15.	Automatic Investment Plan

Please clarify the practical effect of the different dates described in the last half of this paragraph:

Response:

The practical effect is that the AIP program ends automatically. To clarify this, we revised the last half of this paragraph as follows.

We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. However, if you begin Income Advantage Payments or Annuity Payments, AIP ends automatically as follows.

•	If you begin Income Advantage Payments, AIP ends on the Benefit Election Date.

•	If you begin Annuity Payments, AIP ends on the Business Day before the Annuity Date.

16.	Free Look/Right-to-Examine Period

Please indicate how purchasers of IRA Qualified Contracts will know whether Registrant intends to exercise the right to allocate initial Purchase Payments to the designated money market fund during the free look period. Likewise, in the 2nd bullet point on page 22 (under "Transfers Between Investment Options"), please make a similar clarification.

Response:

In both of these scenarios we would supplement the prospectus and amend the contract to change the free look language at the time we exercise this right.

17.	Accumulation Units & Computing Contract and Account Values

Currently, these two sections of the prospectus do not seem consistent with the SAI's description of Annuity Payments or the annuity payment example calculations and the prospectus sections describing the M&E and annuity charges. The Contract Value and corresponding M&E charges appear to be based solely on accumulation unit values; however, the annuity unit calculation examples state that each subaccount is assigned a number of annuity units for the purposes of calculating annuity payments. Please provide clear disclosure and integrated examples that show how all subaccount, annuity payment, M&E charge and Annuity Fee values are calculated under the same set of facts and assumptions. [NOTE: The Base Account fee is similar to the M&E charge on the Connections New York variable annuity.]

Response:

The first paragraph under the Example states:

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge or Income Advantage Account fee decrease the number of accumulation units. The Base Account fee reduces the accumulation unit value, not the number of accumulation units.

We revised “Computing Contract and Account Values” as follows.

We calculate your Contract Value each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value and the value of the Account to which you allocate them.

AZL Retirement Pro NY Pre-Eff. No. 2 page

Withdrawals and Contract charges decrease your Contract Value and the value of the Account from which they are deducted. Your Contract Value and Account Values on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date.

18.	Investment Options

Please add language like "to the extent permitted by the federal securities laws and the Securities & Exchange Commission" at the end of the 2nd sentence in the 1st paragraph under this heading.

Response:

We revised the sentence as follows.

In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission.

19.	Transfers Between Investment Options

In the paragraph below the bullet points, please clarify that transfer requests will be processed at the price next determined after the request is received in proper form. Also, please modify the URL 1ink in the last paragraph so the link directs the contract owner to the website page where s/he can request transfers.

Response:

Revised as requested in regard to determining prices, however, we cannot modify the URL link as requested because that portion of the website is account specific and requires the owner to login to their account using their password.

20.	Electronic Investment Option Transfer ...

Please indicate whether the changes Registrant has reserved the right to make would apply equally to all contract owners and, if not, how and on what basis they would apply to individual contract owners.

Response:

Changes would apply equally to all contract owners.

21.	Market Timing

a.	Round Trip Provision. Please delete the reference to fixed options in the 3rd bullet under the 2nd set of bullet points. This contract does not appear to offer any fixed options.

b.
Redemption Fees. We note that Registrant has not included any redemption or short-term trading fee in the fee table; Registrant may not reserve the right to impose a fee that has not been included in the fee table and described in the narrative section describing the fees and charges under the contract. Please delete the corresponding bullet point or add fee table and narrative charge disclosure specifically identifying the fee Registrant is reserving the right to impose.

c.	Other Limitations. Please add "to the extent permitted by federal securities laws" or similar language at the end of the final bullet point on page 23.

d.
Determining Whether a Transfer is Appropriate. The disclosure states that one factor Registrant may consider to determining if a transfer is appropriate is "whether it was purely a defensive transfer into the AZL Money Market Fund." However, the prior page states that "transfers into and/or out of ... the AZL Money Market Fund" are not considered under the "round trip" policy. Please reconcile.

Response:

a.	Revised as requested.

b.	Revised as requested.

c.	Revised as requested.

d.	If a transfer is a defensive move into the money market fund (and therefore effectively out of the market), we may consider this factor when determining if a trade is appropriate.

For example, if an individual moves money from fund A into the money market fund, and five days later moves money from the money market fund into fund B, neither A nor B were involved twice inside of our 14 day policy. Therefore, in this situation, there is no issue because only the money market fund was involved twice, and we do not look at round trips with the money market fund as being in violations. However, if an individual moves money from fund A into the money market fund, and then five days later, moves money from the money market fund back into fund A, then the "out and back in" (i.e., "roundtrip") for fund A would cause a violation of our policy.

AZL Retirement Pro NY Pre-Eff. No. 2 page

22.	Our General Account

Please explain the practical effect of the last sentence in this section. Specifically, indicate that any Income Protector or Investment Protector benefits that exceed Contract Value are subject to the priority rights of Registrant's other creditors. Any guaranteed values, such as the Income Advantage Account’s Income Advantage Payments, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

Response:

We revised the last sentence as follows.

Any guaranteed values, such as the Income Advantage Account’s Income Advantage Payments, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

24.	Rider Charge

[NOTE: The Income Advantage Account fee is similar to the rider charge on the Connections New York variable annuity.]

b.
Bullet Points. In the first bullet point, the amount initially deducted is not clear. What does the "accumulated rider charge for the current Contract quarter" mean? Is Registrant deducting a pro rata portion of the quarterly charge or the entire quarterly charge? Clarify. Likewise, what is "the final rider charge" mentioned in the 2nd bullet point? Is that the Quarterly charge pro-rated based on date of death?

c.
Rider Charge Chart. Please identify the value upon which the percentages are based (the Benefit Base) and cross-reference the discussion of how that value is calculated. The middle column ("Minimum") is also confusing. Why is it called "minimum" when it appears to be a cap on the amount of any charge increase or decrease in a 12-month period.

Response:

b.	We revised the first bullet point as follows.

•
If you transfer or withdraw the total Income Advantage Account Value, we deduct the final Income Advantage Account fee (the total of all daily Income Advantage Account fees we calculated for the current Contract quarter) before processing the transfer or withdrawal.

c.
The minimum Income Advantage Account fee is the lowest value that we could declare in the future. The minimum fee is coincidentally equal to the cap on 12-month increases and decreases, but they are independent values. We revised the chart to indicate the Income Advantage Account fee is a percentage of the Benefit Base and provided a cross reference to the section of the prospectus where this calculation is discussed.

27.	Premium Tax

Please clarify the state that determines whether the premium tax applies. Specifically, does it depend on the state where (i) the contract is issued; (ii) the contract owner lived when the contract was issued; or (iii) the contract owner lives when the premium tax is due?

Response:

Revised as requested.

28.	Access to Your Money

a.
Unclear Language. Please define "required minimum distributions" or cross-reference the prospectus section explaining this term. Also, please insert the word "next" between "values" and "determined" in the sentence beginning "[w]e process withdrawal requests ... " at the top of page 30.

b.
Amount Deducted. In the bullet point section describing how a withdrawal request is processed, please make a clear distinction between (i) amounts that are deducted from contract value and included in the gross amount withdrawn; and (ii) amounts that are deducted from the requested withdrawal and reduce the net withdrawal the contract owner receives.

Response:

a.	Revised as requested.

b.	Revised as requested.

AZL Retirement Pro NY Pre-Eff. No. 2 page

29.	Annuity Payment Options

a.	Option 1. In the last sentence, please insert the "no payments or" between the word "receive" and the word "less."

b.
Option 2. Please indicate whether remaining payments go to the Contract owner's estate or the beneficiary if an Annuitant/Contract owner dies before the end of the guarantee period. This comment also applies to Option 4.

c.	Option 3. The description of this option mentions percentage levels and a "previous amount you selected" without sufficient context to understand these references. Please revise. Rule 421.

d.
Option 5. The sentence beginning "For variable Annuity Payments" is not helpful because the values are described in circular terms. Please revise so that one of the two value ("amount of the refund" or "refund amounts attributable to each Investment Option") can be determined without reference to the other.

Response:

a.	As stated in the Glossary, the Annuity Date is the date Annuity Payments begin. If the Annuitant dies after the Annuity Date, the owner will have received at least one payment.

b.	Revised as requested.

c.	We revised the 2nd sentence as follows.

Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option.

d.	We revised the sentence beginning "For variable Annuity Payments" as follows.

For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the amount applied to this Annuity Option and allocated to that Investment Option minus the total paid from that Investment Option.

30.	When Annuity Payments Begin: 1st Bullet Point Under "NOTE"

Instead of making the reader find the default payment option described in "Annuity Payments," please just say that it is Option 2.

Response:

Revised as requested.

31.	Death Benefit

Do all beneficiaries have to provide the necessary information before distributions will be made to any beneficiary? Please clarify.

Response:

We added the following new paragraph after the 2nd paragraph under the heading “Income Advantage Death Benefit.”

For multiple Beneficiaries, we determine the Maximum Anniversary Value for each surviving Beneficiary’s portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Income Advantage Account Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center his or her selected death benefit payment option.

32.	Death Benefit Payment .... Accumulation Phase: Interest for Delayed Payments

Please rewrite the last sentence of the 1st paragraph so it describes what is required in New York. If the law of other states may apply, please indicate how the controlling state law is determined (e.g., contract owner's state of residence, location at time of death, etc.)

Response:

We revised the last sentence of the first paragraph as follows.

For Contracts issued or delivered in New York, if Option A is selected and we do not pay the claim within seven days, we pay interest on the death benefit amount beginning on the eighth calendar day at the greater of the current settlement rate which we declare annually, or 3%. Contact our Service Center at the address or phone number listed at the back of this prospectus for information on the current settlement rate.

AZL Retirement Pro NY Pre-Eff. No. 2 page

34.	Chart: Primary Differences

[NOTE: This chart is similar to the “Comparing the Base Account and Income Advantage Account” chart in section 2.]

a.	"What are the charges?" In the 1st column, please insert "current" between "the" and "charges~"

b.	"Is there a waiting period ... "? In the Income Protector column, please say what the "minimum exercise age requirement" is or cross-reference the specific prospectus page that states this age limit.

c.	"Is there a mandatory beginning date?" For Income Protector, please say that the contract owner will not receive lifetime income payments. Stating that "the benefit ends" is unnecessarily vague.

d.
"What are the guaranteed values?" The Income Protector entry does not answer the question directly; please rewrite it. For clarity, start with an unambiguous answer to the question (e.g., "The Lifetime Plus Payment is the guaranteed value") and then describe how this value is calculated (e.g., "Lifetime Plus Payments are calculated in reference to your Benefit Base ... ").

Response:

a.	Revised as requested.

b.	Revised as requested.

c.	Revised as requested.

d.	Revised as requested.

35.	Income Protector: Basic information

[NOTE: The Income Advantage Account provides a benefit similar to Income Protector on the Connections New York variable annuity.]

a.
Introduction. Please restate the 2nd sentence in active voice so it highlights the relationship between contract owner actions and the corresponding risk associated with the rider. Consider describing the same risk more directly and emphasizing contract owner choices rather than rider variables outside of the contract owner's control. Consider, for example, revised language to the following effect, "if you do not initiate Lifetime Payments before all Covered Persons die or are removed from the Contract, you never receive the Lifetime Payments because the rider terminates without value."

b.
Key Facts. In the opening narrative and throughout the prospectus wherever the key features of the rider are summarized, add very direct, prominent disclosure saying that this rider provides no benefit and no Lifetime Plus Payments until the youngest Covered Person is at least 60 years old. By this point in the prospectus, readers should already understand that they may pay the rider charge for decades without being eligible to receive the benefit it provides.

Response:

a.	Revised as requested.

b.	Revised as requested.

37.	Requesting Lifetime Plus Payments

[NOTE: Income Advantage Payments are similar to Lifetime Plus Payments on the Connections New York variable annuity.]

a.	Changing Payment Frequency. The disclosure conditions the ability to change payment frequency on whether a change is "available." What does that mean? Revise or explain.

Response:

a.	We added the following sentence to the end of the changing payment frequency paragraph.

We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.

39.	Calculating Your Lifetime Plus Payments

Please explain the general circumstances in which the initial annual maximum Lifetime Plus Payment would be less than $100 per the bold statement in the first paragraph. Likewise, explain the last sentence in the 2nd paragraph. How could the initial payment be zero? Lastly, add disclosure explaining how Registrant interprets the last sentence in this section. Will Lifetime Plus Payments end if an Excess Withdrawal combined with negative market performance cause the Contract Value to drop to zero?

AZL Retirement Pro NY Pre-Eff. No. 2 page

Response:

The initial annual maximum payment could be less than $100 because the owner has taken withdrawals that reduced the Benefit Base to a very low number. For example, if on the Benefit Election Date the current payment percentage is 4% and the Benefit Base has been reduced to $2,200 because the owner took withdrawals from the Income Advantage Account, the initial annual maximum payment would be $88. In this instance we would not make Income Advantage Payments to the owner. We revised the last sentence of the 1st paragraph as follows.

On the Benefit Election Date, if your initial annual maximum Income Advantage Payment is less than $100, Income Advantage Payments are not available and you will have incurred higher Contract charges without receiving the benefit of a lifetime payment stream, although you may still have access to the Income Advantage Death Benefit.

We allow owners to choose to take less than their annual maximum payment each year. If an owner so chooses, they can “stop” payments by requesting to receive $0. We revised the last sentence of the 2nd paragraph as follows.

Each actual Income Advantage Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

The impact of negative Investment Option returns, Excess Withdrawals and transfers out of the Income Advantage Account on Income Advantage Account Value are calculated separately. First we calculate Income Advantage Account Value based on Investment Option return, and then we deduct the Excess Withdrawal and/or transfer. Negative Investment Option returns by themselves cannot reduce the Income Advantage Account Value to zero. If an Excess Withdrawal reduces the Contract Value to zero, the Contract ends as stated in the last sentence of the fourth paragraph under “Excess Withdrawals on page 35.

40.	Investment Option Allocation, Restrictions and Rebalancing

[NOTE: The Income Advantage Account’s Investment Option restrictions and quarterly rebalancing are similar to Income Protector’s on the Connections New York variable annuity.]

Please disclose whether Registrant provides notice that it will not honor a contract owner's new allocation instructions because they fail to comply with the restrictions.

Response:

For new allocation instructions received by phone or website, Owners are notified immediately that their instructions do not comply with our restrictions and that we cannot process their request. For new allocation instructions received by mail or fax, we call the person who submitted the instructions (either the Owner, or the Financial Professional if they have been authorized by the Owner) and request that they correct their instructions.

42.	Target Value: Guarantee Percentage

[NOTE: Although Retirement Pro does not offer a benefit similar to Investment Protector on the Connections New York variable annuity, the last sentence of this comment does apply to this contract.]

Please delete the sentence about limiting the guarantee percentage to 80% for future newly issued contracts. Registrant may not reserve the right to make changes that might otherwise require independent registration on a separate registration statement.

Response:

Revised as requested.

47.	Appendix B: Benefit Base (p. 63). In the initial chart, please indicate where the $104,040 Benefit Base value comes from.

Response:

It is an assumed value and we revised the prospectus to indicate this.

48.	Exhibit Requirements. Please attach actual, rather than "Specimen" forms of, agreement, and identify other similar agreements in accordance with Rule 483( d)(2).

Response:

We reviewed Rule 483 and Form N-4 Item 24(b)(3). In response to the requirements of this Rule and Form, we have provided a current specimen contract substantially similar to other contracts used. We note that Form N-4 requires the filing only of selling agreements with "dealers", and the selling firms with which Allianz' distributor contracts are functioning as brokers rather than dealers.

AZL Retirement Pro NY Pre-Eff. No. 2 page

The Registration Statement contains the following decryption of Exhibit 3.c:

The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

49.
Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response:

Acknowledged.

Comment:

Notwithstanding our comments and correspondence filed with the initial registration statement, in the event the insurance company requests acceleration of the effective date of a pre-effective amendment to the initial filing, it should furnish a letter filed as EDGAR correspondence, at the time of such request, acknowledging that

●
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

●
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

●
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

Response:

Acknowledged.

**********

AZL Retirement Pro NY Pre-Eff. No. 2 page

Oral comments on VISION NEW YORK Post- Effective Amendment No. 2 received December 20, 2011

All page numbers in this section refer to the redline pages sent to you on December 2, 2011.

1.	Financials

Please confirm that you do not need to include stub financials.

Response:

Confirmed.

2.	Cover Page

a.
For Income Protector and Income Focus, please indicate the guaranteed lifetime income is only available until annuitization. [NOTE:  The lifetime income provided by Income Protector and Income Focus is similar to the Retirement Pro NY variable annuity’s Income Advantage Payments.]

b.	In the sentence regarding guarantees being backed by the claims paying ability of Allianz Life of New York, please change “backed by” to “subject to”.

c.	In the second bold, itallics paragraph please clarify when annuitization is required. Please make this same change to this disclosure in section 11, The Annuity Phase.

Response:

a.	Revised as requested.

b.	Revised as requested.

c.	Revised as requested.

3.	Fee Tables, page 10.

Please move all footnotes to the bottom of page 10.

Response:

Revised as requested.

**********

AZL Retirement Pro NY Pre-Eff. No. 2 page

Oral comments on VISION NEW YORK Post- Effective Amendment No. 2 received December 2, 2011

[NOTE: We did not include any comments that would not apply to this Registration Statement]

2.	Cover Page

a.	Use of the word “guaranteed” should either be eliminated from the prospectus, or balanced with a disclosure that it is subject to the claims paying ability of Allianz Life of New York upon first use.

b.	Confirm that all information from the line “Dated: _____, 2012” and above fits on the cover page as required by Form N-4.

c.
State the maximum exercise age for Lifetime Plus Payments and Income Focus Payments and clarify that these payments are not available after the maximum Income Date. Please make similar modifications to section 9, The Annuity Phase – When Annuity Payments Begin, and section 11, Selection of Optional Benefits. [NOTE: Income Advantage Payments are similar to Lifetime Plus Payments on the Vision New York variable annuity.]

Response:

a.	We included the required disclosure on first use of the word “guaranteed”.

b.	Confirmed.

c.	We revised the cover page as follows:

The Income Advantage Death Benefit is available for a period of time after Income Advantage Payments begin. Payments can begin as early as age 65 or as late as age 90. If you are required to annuitize because of reaching a specific age, we provide an annuity option with payments at least equal to the Income Advantage Payments you are then receiving as described in section 11, The Annuity Phase – When Annuity Payments Begin.

We added the following sentence to the end of the paragraph under section 11, The Annuity Phase – When Annuity Payments Begin as follows:

If you are required to take a Full Annuitization while you are receiving Income Advantage Payments because of reaching a specific age, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.

We revised the note under Income Focus 11, Selection of Optional Benefits as follows:

NOTE:
The Income Advantage Account provides no payment until the Covered Person is at least age 65. If we require you to annuitize the Contract at a specific age, we provide an annuity option with payments that are at least equal to the Income Advantage Payments you are then receiving as described in section 11, The Annuity Phase – When Annuity Payments Begin.

3.	Inside Front Cover

Confirm that all information below the line “Dated: ___, 2012” through the list of “Investment Options Available Under the Contract” fits on the inside cover page as required by Form N-4.

Response:

Confirmed.

4.	Fee Table

b.	Please move the text that appears after the dollar amount of the Transfer Fee to appear below the words “Transfer Fee” as you did with the Contract Maintenance Charge.

d.	Although you do not currently deduct a premium tax, you must state the maximum tax you could deduct if you want to reserve the right to deduct this fee in the future.

e.	Please remove the bolding from the words “maximum potential” in the third sentence of the first paragraph under the heading “Examples.”

f.	In the third paragraph under the heading “Examples” please state that the benefit shown in the examples below yields the most expensive combination of benefits.

AZL Retirement Pro NY Pre-Eff. No. 2 page

Response:

b.	Revised as requested.

d.	Revised as requested.

e.	Revised as requested.

f.	Revised as requested.

6.	Section 11.a, Income Protector – Lifetime Plus Payment Overview

The paragraph below the Annual Maximum Lifetime Plus Payment Table discusses possible future changes to newly issued Contracts. Such changes would require you to either file an amendment to the existing Registration Statement or file a new Registration Statement. Please remove all such references from the prospectus. [NOTE: Income Advantage Payments are similar to Lifetime Plus Payments on the Vision New York variable annuity.]

Response:

Revised as requested.

8.	Section 11.b, Income Focus – Income Focus Payment Overview

a.
Please confirm that if an owner chooses to receive a dollar amount less than their annual maximum Income Focus Payment, but subsequently take a withdrawal of their remaining annual maximum payment that their actual payment would not automatically increase in the next year if their annual maximum did increase. However, if in this instance they choose to take a percentage less than their annual maximum, their actual payment would increase in the next year. If this is accurate, please bold the fifth and sixth sentences of the last paragraph in this section. [NOTE: Similar disclosure is contained for Retirement Pro in section 10, Income Advantage Payments – Automatic Annual Income Advantage Payment Increases.]

c.
Please state the Performance Increases are calculated after the deduction of all contract fees and expenses. [NOTE: Income Advantage Payment Increases are similar to Performance Increases on the Vision New York variable annuity.]

Response:

a.	We are no longer allowing owners to take a dollar amount that is less than their annual maximum payment; we are only allowing them to select a percentage. We removed this language from our prospectus.

c.	Revised as requested.

10.	Section 11.b, Income Focus – When Income Focus Ends

Please clarify the second bullet point applies to Joint Owners selecting single Income Focus Payments. This comment also applies to the same discussion in section 11.a, Income Protector. [NOTE: Similar disclosure is contained for Retirement Pro in the seventh bullet point of section 10, Income Advantage Payments – When the Income Phase Ends.]

Response:

Revised as requested.

13.	Part C – Other Information, Item 24. Financial Statements and Exhibits.

You have provided a specimen selling agreement. Please clarify whether individual agreements are required to be provided as exhibits.

Response:

We reviewed Rule 483 and Form N-4 Item 24(b)(3). In response to the requirements of this Rule and Form, we have provided a current specimen contract substantially similar to other contracts used. We note that Form N-4 requires the filing only of selling agreements with "dealers", and the selling firms with which Allianz' distributor contracts are functioning as brokers rather than dealers.

The Registration Statement contains the following decryption of Exhibit 3.c:

The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

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AZL Retirement Pro NY Pre-Eff. No. 2 page

Oral comments on RETIREMENT PRO NY Pre- Effective Amendment No. 1 received December 20, 2011

All page numbers in this section refer to the redline pages sent to you on December 16, 2011.

1.	Section 8. Expenses – Income Advantage Account Fee, pages 29-30.

Please clarify that the deduction of the Income Advantage Account fee reduces the Income Advantage Account Value used to calculate potential increases to the Income Advantage Account’s guaranteed values. [NOTE: The Income Advantage Account fee is similar to the Vision New York variable annuity’s rider charge.]

Response:

Revised as requested.

2.	Section 12. Death Benefit, page 40.

In the fifth paragraph please change “they” to “he or she” and “their” to “his or her”.

Response:

Revised as requested.

*************

Oral comments on RETIREMENT PRO NY Pre- Effective Amendment No. 1 received September 14, 2011

1.
Income Advantage Account Fee (pg. 35). Clarify that the deduction of this fee decreases the Contract Value used to determine the guaranteed values, but does not actually reduce guaranteed values on a dollar for dollar basis. Please add a cross reference to the prospectus sections that discuss how the guaranteed values are calculated. This comment also applies to the contract maintenance charge and transfer fee.

Response:

Revised as requested.

2.	Calculating Your Income Advantage Payments (pg. 42). In the last sentence of the second paragraph, please clarify what values an owner cannot select as an actual Income Advantage Payment.

Response:

We revised this sentence as follows.

Each actual Income Advantage Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

3.
Income Advantage Payment Overview (pp. 39-40). The first reference to owners not receiving an automatic annual increase to their actual Income Advantage Payment if they choose to receive a dollar amount as an actual payment instead of a percentage of the annual maximum payment is in the Automatic Annual Income Advantage Payment Increase section. This disclosure should appear earlier in the prospectus, such as in the Income Advantage Payment Overview section, and should be bolded.

Response:

We are no longer allowing owners to take a dollar amount that is less than their annual maximum payment; we are only allowing them to select a percentage. We removed this language from the prospectus.

4.
Income Advantage Death Benefit (pp. 48-49). In regard to the multiple Beneficiaries paragraph, please change “their” to “his or her” in the following sentence: “We determine the Income Advantage Account Value for each surviving Beneficiary’s portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.”

Response:

Revised as requested.

**************

AZL Retirement Pro NY Pre-Eff. No. 2 page

Written comments on RETIREMENT PRO NY Initial Registration Statement received August 30, 2010, and oral comments on Retirement Pro national received August 4, 5 and 17, 2010

1.	Fee Table and Examples (Pages 4-5)

Comments:

(a)	Please use the word “None,” rather than the current text following the “Sales/withdrawal charge” caption.

(b)	In footnote 1, rather than referring to “two different Accounts,” please use “Base Account” and “Income Advantage Account.” Also see comment 13 below.

(c)	Please provide in a pre-effective amendment all missing fee and expense information in the tables and expense examples.

(d)	Please change the reference to “State of Additional Information” in the footnote to the Annual Operating Expenses of the Investment Options to “Statement of Additional Information.”

(e)
Please state in footnote 1 to “Examples” how much advance notice will be provided of any change in the “Income Advantage Account Fee.” Please also make this change to footnote 6 of the “Contract Annual Expenses” table.

(f)
Also, from oral comment #1(a) to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Use of the word “account” in the term Base Account and Income Advantage Account is too easily confused with the terms general account and Separate Account. Please clarify that the term Base Account and Income Advantage Account are not separate legal entities.

(g)
Also, from oral comment #1(a) to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Please remove reference to Allianz Life of NY owning the assets of the Separate Account from the prospectus. Although technically accurate, these assets are not available to Allianz Life of NY or its creditors and is potentially confusing.

Responses:

(a)	Revised.

(b)	Revised.

(c)	Revised.

(d)
This language has been removed from the footnote because the Annual Operating Expenses for Each Investment Option table has been moved from the Statement of Additional Information to Appendix A in the prospectus.

(e)	We removed footnote 1 to the “Examples” table and revised the sentence in footnote 6 of the “Contract Annual Expenses” table to read as follows:

If we increase your fee, we notify you in writing at least 30 days in advance to allow you to transfer or withdraw all your Income Advantage Account Value before the fee increases.

We also revised section 8. Expenses, the sentence in the paragraph following the Income Advantage Fee table to read as follows:

If we increase this fee, we notify you in writing at least 30 days in advance to allow you the option of transferring your total Income Advantage Account Value to the Base Account before the fee increases.

(f)	We have taken a series of steps to reduce any potential confusion from the term "account."

In section 1. The Variable Annuity Contract, we added the following after the first paragraph:

In this prospectus, we use the terms Separate Account, general account, Base Account and Income Advantage Account. These terms are explained in the following paragraphs.

The Separate Account is a separate legal entity established under New York insurance law that holds the variable investment assets that underlie the variable annuities issued by Allianz Life of NY. We keep these assets apart from our general account assets and other separate account assets we own. Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all our general account assets and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts.

AZL Retirement Pro NY Pre-Eff. No. 2 page

This Contract offers a Base Account and an Income Advantage Account to which you can allocate money. The Base Account and the Income Advantage Account are not separate legal entities. They are different groupings of investment and insurance features available under the Contract. They are distinct from, and should not to be confused with, the Separate Account or general account. The Base Account offers a variety of standard variable Investment Options, but does not offer any guaranteed values. The Income Advantage Account offers guaranteed values that can be used for guaranteed lifetime withdrawals called Income Advantage Payments. The Income Advantage Account has fewer variable Investment Options for you to invest in. The Base Account and the Income Advantage Account are accounted for separately in terms of the values allocated to them and their expenses. Collectively we refer to the Base Account and Income Advantage Account as “the Accounts” within this prospectus.

Prior to this disclosure, we replaced the term “Accounts” in the prospectus with “Base Account and Income Advantage Account”.

We also revised portions of the glossary as follows:

Account(s) – the Base Account and the Income Advantage Account, each of which is a separate grouping of investment and insurance features under this Contract. They are not separate legal entities.

Base Account – a group of investment and insurance features available to you under this Contract. The Base Account offers a variety of standard variable annuity features, but does not offer any guaranteed values.

Income Advantage Account – a group of investment and insurance features available to you under this Contract. The Income Advantage Account is designed for those who want a protected value that can be used for guaranteed lifetime withdrawals called Income Advantage Payments.

(g)	Revised.

2.	Annuitant (Page 10)

Comment:

Please revise in plain English how death benefits vary by different persons.

Also, from oral comment #2 to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Please add the text from your previous response to comment #2 to the prospectus, excluding the last sentence.

Response:

The following has been added to the prospectus:

For example, if a sole Owner dies during the Accumulation or Income Phases of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation or Income Phases of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies during the Annuity Phase under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death.

3.	Purchase Payments (Page 12)

Comments:

(a)
In the third paragraph, please revise the disclosure to clarify that additional payments received before the close of business will be added to the Contract on that date as required by Rule 22c-1, rather than within one Business Day.

(b)
Please confirm that the “Financial Professional” referenced here and on page 51 will not be an agent of or for Allianz Life Insurance Company of New York or revise the disclosure to clarify that a purchase payment is “received” when it is submitted to a Financial Professional that is an agent of Allianz Life Insurance Company of New York.

AZL Retirement Pro NY Pre-Eff. No. 2 page

(c)
Also, from oral comment #3(a) to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: To the extent that a Financial Professional is an agent of Allianz, the prospectus disclosure should be changed to say that applications and monies are deemed received when received by an Allianz agent, rather than when received from the agent by the Company. To the extent that Allianz believes the Commission had taken the position that so long as an application or money are forwarded by an agent reasonably promptly, the application or money are deemed received when received by the Company, please provide authority for your position.

(d)
Also, from oral comment #3(b) to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: While money accompanying an application for a new contract may be deemed received when received by the insurer, rather than the agent, please provide authority regarding why checks for additional money should be deemed received when received by the insurer, rather than the agent.

Responses:

(a)	We revised the sentence to read as follows:

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order.

(b)
Whether a particular Financial Professional selling a Contract will be an appointed agent of Allianz Life of NY will vary depending on the Financial Professional. In some cases, the Financial Professional will be a licensed investment advisory representative, but will not be a licensed securities registered representative or a licensed insurance agent. In other cases, the Financial Professional may also sell other types of variable insurance, and so may be both a registered representative and a licensed insurance agent appointed to Allianz Life of NY.

The adopting release to Rule 22c-1, IC-14756 (October 15, 1985) states that one commenter had recommended that the Rule state "that an order to purchase a variable annuity is deemed received when it arrives at the administrative offices of the insurance company, not when a representative or agent of the insurance company receives that application." The Commission stated that this was not necessary, as "Virtually all companies currently provide in the contract and disclose in the prospectus when communications and payments are deemed received, e.g., 'at our principal administrative office before _____ p.m.' Thus in most cases, receipt at an administrative office is the pertinent event."

Similarly, in the staff's Industry Comment Letter dated October 21, 1994, Item 10, the staff states "The Division generally has permitted purchase orders to be deemed effective when they are received at the home office of the insurance company, provided that this practice is disclosed in the prospectus...." The Item goes on to say that the agent must forward the app or cash "promptly", which means within five days absent exigent circumstances.

Note that Section 2 of the standard form of Allianz Life of NY selling agreement requires all applications and cash to be forwarded "promptly", and in accordance with applicable law.

(c)	See response (b) above.

(d)
We believe that money is deemed received when it is received by the insurance company, rather than when it is received by the agent, regardless of whether the check is an initial payment on a new contract or is an additional payment on an existing contract. There are two bases for this position.

First, the adopting release for Rule 22c-1 (October 1985) states that payments are deemed received when received by the insurer, without making any distinction between payments received on new contracts and payments on existing contracts. And, given the structure of Rule 22c-1, there does not appear to be a basis for making such a distinction. While Rule 22c-1(c) (the 2day/5day rule) is limited in its operation to new contracts, the Rule overall, as reflected in Rule 22c-1(a), applies to all payments, and not just payments on new contracts. This seems to be reflected in the Staff's October 1994 Industry Comment Letter, where in Item 11 the staff states:   "This requirement of prompt delivery [from the agent to the insurance company] also is applicable to liquidation, additional payment and transfer/reallocation requests submitted through agents."

Second, Rule 22c-1(a) by its terms does not establish the delivery of a check to an agent as a triggering event for the pricing requirements of the Rule. Rule 22c-1(a), only applies to situations in which payments are received by a "registered investment company, a "person designated in such issuer's prospectus as authorized to consummate transactions ", a "principal underwriter" or a "dealer." An insurance agent and his/her broker-dealer are not included within any of these defined terms.

AZL Retirement Pro NY Pre-Eff. No. 2 page

4.	Income Advantage Account Investment Option Allocation Restrictions and Quarterly Rebalancing (Page 13)

Comments:

(a)	Please delete the clause “and in your Contract” in the second sentence (bolded) of this section.

(b)	Please also provide in the prospectus that you will secure all necessary SEC and other governmental approvals before eliminating or substituting an Investment Option.

Responses:

(a)	Revised.

(b)	We revised the prospectus to include the following:

We will secure all necessary SEC and other governmental approvals before eliminating or substituting an Investment Option.

5.	Automatic Investment Plan (Page 14)

Comment:

Please clarify or revise the second to last sentence of the first paragraph of this section.

Response:

Upon further review, we removed this sentence.

6.	Dollar Cost Averaging Program (Pages 14-15)

Comment:

Please revise or delete, as applicable, depending on whether this program is available in New York.

Response:

Revised.

7.	Accumulation Units (Page 16)

Comment:

Please explain the first sentence of the second paragraph in which you state that the initial Accumulation Unit Value is arbitrarily set.

Response:

When initially established, the AUV is an arbitrary number set by us. We typically establish a simple, round number such as $10 or $1, and then calculate the number of units on the first day by dividing the Purchase Payment by the arbitrary AUV. On that first day, the AUV represents a corresponding number of fund shares.

For example, assume a Purchase Payment of $200 and an arbitrary AUV of $10. This would result in the purchase of 20 Accumulation Units. If the fund NAV on that day was $5 per share, the Owner would own 2 shares per Accumulation Unit.

Subsequent to the first day, the AUV takes on a "real" and independent meaning. The initial AUV of $10 will fluctuate up and down based upon fund NAV performance. In addition, fund shares will be sold to pay contract fees and expenses, with the result that the shares per Accumulation Unit, and AUV, will decline. Dividends and capital gain reinvestments will cause the shares per Accumulation Unit to increase.

8.	Investment Options (Page 17)

Comment:

Please add that you will send copies of the “current” prospectus when the Contract is issued (last sentence of the second paragraph).

Response:

Revised.

AZL Retirement Pro NY Pre-Eff. No. 2 page

9.	Transfers Between Investment Options (Page 23)

Comment:

In the fourth bullet of the second paragraph, please clarify that you will only modify the right to make transfers if a person violates the “Excessive Trading and Market Timing” policies.

Response:

Revised.

10.	Financial Advisers – Asset Allocation Programs (Pages 27)

Comment:

Please bold the disclosure regarding tax consequences of withdrawals, including fees withdrawn from the accounts.

Response:

We revised the first paragraph to read as follows:

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½ it may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

11.	Excess Withdrawals and Transfers to the Base Account (Page 36)

Comment:

Please explain the last sentence of the first paragraph (regarding treatment of withdrawals from the Income Advantage Account) and reflect this revised language in the prospectus.

Response:

We revised the first 3 paragraphs to read as follows:

Your annual maximum Income Advantage Payment only decreases if you take an Excess Withdrawal or transfer Income Advantage Account Value to the Base Account.

An Excess Withdrawal is a withdrawal you take from the Income Advantage Account while you are receiving Income Advantage Payments, that when added to any other withdrawals taken from the Income Advantage Account during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Advantage Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Advantage Payment, and not an Excess Withdrawal. Excess Withdrawals do not include amounts we withdraw for Contract charges.

For example, assume your annual maximum Income Advantage Payment is $2,000 and you take an additional withdrawal of $1,000 in the same year. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that amount to be an additional actual Income Advantage Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Advantage Payment and the next $200 to be an Excess Withdrawal.

12.	The Separate Account (Page 44)

Comment:

Please combine and revise the fourth and fifth sentences of the last paragraph, so that it is clear that the only excess amounts which may be transferred from the Separate Account are seed money or earned fees and charges.

Response:

We revised the disclosure as follows:

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges.

AZL Retirement Pro NY Pre-Eff. No. 2 page

13.      Glossary

Comment:

The definitions of and disclosure throughout the prospectus refers to the “Base Account” and the “Income Advantage Account” as specific accounts distinct from the “Separate Account” and the “General Account” (page 27). Please describe the nature and structure of these accounts. In this connection, please explain the reference in footnote 1 to the “Owner Transaction Expenses” table (page 4) to transfers between the same Investment Option in the “two different Accounts.”

Also, from oral comment #1 to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Use of the word “account” in the term Base Account and Income Advantage Account is too easily confused with the terms general account and Separate Account. Please clarify that the term Base Account and Income Advantage Account are not separate legal entities.

Response:

The Base Account and Income Advantage Account represent two different groupings of investment and insurance features with different expenses. The structure of these accounts is delineated in and governed by the base contract and the Income Advantage Account rider. As noted in our response to Comment 1.(b), we revised footnote 1 to the Owner Transaction Expenses table to clearly indicate the account names.

We have also taken a series of steps to reduce any potential confusion from the term "account" as noted in response 1.(f):

•	We added disclosure in section 1, The Variable Annuity Contract after the first paragraph;

•	We replaced the term “Accounts” in the prospectus with “Base Account and Income Advantage Account”;

•	We revised the terms in the glossary - Account(s), Base Account and Income Advantage Account.

14.	SAI – Appendix A - Annual Operating Expenses for Each Investment Option (Pages 14-16)

Comments:

(a)
Footnote 1 should specify the contractual expense cap. This comment is also applicable to footnote 1 to the table on page 16 regarding the fund of funds. The caption “Expense reimbursement” should be revised to “Fee waivers and/or expense reimbursements.” Also, change the last caption to “Total annual fund operating expenses after fee waivers and/or expense reimbursements.” Please also add the word “fund” to the “Total annual operating expenses” column.

(b)	Fee waivers and expense reimbursements may not be shown unless they are in effect for one year from the effective date of this prospectus. Please delete and revise the tables as appropriate.

(c)	Assuming the contractual arrangement is in effect for one year from the date of the prospectus, Footnote 7 should also specify the amount of the expense cap.

(d)
Also, from oral comment #6 to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4, 5 and 17, 2010: Fee waivers and expense reimbursements may not be shown in the table or a footnote unless they are in effect for one year from the effective date of this prospectus. In addition, if in fact the agreement does not reduce the fee for the year shown, it should not be included in the table or a footnote. Please delete and revise the footnotes to the tables as appropriate.

Responses:

We removed all fee waivers and expense reimbursements from the table and footnotes. Please note that this appendix has been moved from the SAI to the prospectus.

15.	Exhibits

Comment:

A Power of Attorney which specifically references this filing must be included.

Also, from oral comment #7 to Allianz Life Variable Account B’s Initial Registration Statement Nos. 333-166408 and 05618 received on August 4 and 5, 2010: In the future, please file a separate Power of Attorney specifically for the new product.

AZL Retirement Pro NY Pre-Eff. No. 2 page

Response:

Acknowledged, as incorporated by reference to Registrant’s Registration Statement Nos. 333-143195 and 05716.

Additional oral comment #7 to Registrant’s Registration Statement Nos. 333-166408 and 05618 received on 8-3-10: Acknowledged, as incorporated by reference.

16.	Financial Statements, Exhibits and Other Information

Comment:

Financial statements, exhibits, and other required or missing disclosures not included in this registration statement must be filed in a pre-effective amendment to the Registration Statement.

Response:

Acknowledged.

17.	Tandy Comment

Comment:

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Registrant and its management are in possession of all facts relating to the Registrant’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, in the event the Registrant requests acceleration of the effective date of the pending Registration Statement, it should furnish a letter, at the time of such request, acknowledging that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing; the staff’s comments, the Registrant’s changes to the disclosure in the response to staff’s comments or the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from responsibility; and

•	the Registrant my not asset this action or the staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the Registration Statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

Response:

Acknowledged.

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For the convenience of the staff in reviewing this response to comments, we are sending via email to the Office of Insurance Products of the Division of Investment Management, a redline copy of the changed pages for the Retirement Pro New York prospectus.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By:  /s/ Stewart Gregg

            Stewart D. Gregg

AZL Retirement Pro NY Pre-Eff. No. 2 page